CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Cash flows provided by (used in) operating activities
Net income (loss) Attributable to Ordinary Shareholders including pre-acquisition profit	$ 77,253,510	$ 32,966,865		$ (18,505)	[1],[2]
Adjustments to reconcile net income (loss) attributable to ordinary shareholders to net cash provided by (used in) operating activities
Amortization of intangible assets	5,058,204	843,061		0	[1]
Change in fair value of contingent consideration for the acquisition of King's Gaming	(6,248,361)	0		0	[1],[2]
Depreciation	1,101
Accounts Receivable	9,557,858	(6,446,270)		(1,316,137)	[1]
Markers Receivable	(119,933,203)	(120,140,393)		0	[1]
Advance to Owner pre-acquisition	0	1,547,668		24,957	[1]
Prepaid Expenses and Other Assets	(161,770)	(127,826)		2,103,006	[1]
Lines of Credit Payable	34,413,426	9,247,096		1,045,876	[1]
Accrued Expenses	5,339,744	5,658,314		2,029,884	[1]
Net cash provided by (used in) operating activities	5,280,509	(76,451,485)		3,869,081	[1]
Cash flows used in investing activities
Purchase of property and equipment	(27,956)	0		0	[1]
Cash paid for acquisition	0	(9,028,590)		0	[1]
Net cash used in investing activities	(27,956)	(9,028,590)		0	[1]
Cash flows (used in) provided by financing activities
Ordinary shares issued for cash	0	36,048,950		0	[1]
Cash dividends paid	(3,880,406)	0		0	[1]
Redemption of warrants for cash	0	(40,464)		0	[1]
Net distribution to prior owners of interest in pre-acquisition profit	0	0		(4,304,495)	[1]
Shareholder loans, net	1,574,644	62,549,192		0	[1]
Subscription receivable collected	0	0		1,282	[1]
Proceeds from merger	0	452,044		0	[1]
Net cash (used in) provided by financing activities	(2,305,762)	99,009,722		(4,303,213)	[1]
Net increase (decrease) in cash and cash equivalents	2,946,791	13,529,647		(434,132)	[1]
Effect of foreign currency translation on cash	(71,848)	(7,172)		(4,399)	[1]
Cash and cash equivalents at beginning of period	13,843,622	321,147	[1]	759,678	[1]
Cash and cash equivalents at end of period	16,718,565	13,843,622		321,147	[1]
Non-cash Investing Activities
Estimated payable for King's acquisition	0	50,857,564		0	[1]
Ordinary shares issued for acquisition	0	16,110,000		0	[1]
Non-cash Financing Activities
Notes issued for shareholder loans	60,000,000	0		0	[1]
Capital contributed by shareholders offset to Shareholder loans payable	$ 0	$ 1,507,929		$ 0	[1]

[1]	Represents the combined statement of cash flows of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.
[2]	Represents the combined statements of operations of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.